Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Stock-based compensation	$ 322,629	$ 89,085	$ 799,654	$ 828,203